B6 Customer contract related balances (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Schedule of Trade Receivables, Customer Finance, Contract Assets and Contract Liabilities
Trade receivables, customer ﬁnance, contract assets and contract liabilities
	2020	2019
Customer ﬁnance credits	3,137	3,756
Trade receivables	42,063	43,069
Contract assets	11,273	12,171
Contract liabilities	26,440	29,041

Summary of Significant Movements in Contract Assets and Liabilities
Revenue recognized in the period
	2020	2019
Revenue recognized in the year relating to the opening contract liability balance	20,563	23,461
Revenue recognized relating to performance obligations satisﬁed, or partially satisfied, in prior reporting periods	458	31

Transaction price allocated to the remaining performance obligations
	2020	2019
Aggregate amount of transaction price allocated to unsatisﬁed, or partially unsatisﬁed, performance obligations	93,934	101,474